Condensed company financial statements	12 Months Ended
Dec. 31, 2025
Company Financial Statements
Condensed company financial statements

20.	Condensed company financial statements

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

Investments in subsidiaries

The Parent Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	14,312	6,149	879
Prepaid expenses and other current assets	25,075	34,339	4,910
Investment in subsidiaries	223,446	270,797	38,724
TOTAL ASSETS	262,833	311,285	44,513

LIABILITIES
Total liabilities	-	-	-

Shareholders’ equity
Class A Ordinary shares (US$0.0002 par value; 235,000,000 shares authorized as of December 31, 2024 and 2025; 1,989,083 shares issued and 1,986,677 shares outstanding as of December 31, 2024; 2,792,810 shares issued and 2,790,404 shares outstanding as of December 31, 2025)	3	3	-
Class B Ordinary Shares (US$0.0002 par value; 15,000,00 shares authorized as of December 31, 2024 and 2025; nil shares issued and outstanding as of December 31, 2024 and 2025)
Subscription receivables	(3)	(3)	-
Treasury stock	(856)	(856)	(122)
Additional paid-in capital	142,828	182,968	26,164
Statutory reserve	23,271	25,836	3,694
Retained earnings	97,118	104,335	14,920
Accumulated other comprehensive (loss)/income	472	(998)	(143)
Total shareholders’ equity	262,833	311,285	44,513
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	262,833	311,285	44,513

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

20.	Condensed company financial statements (cont.)

Condensed Statements of operations

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Operating income:
Share of income of subsidiaries	39,536	8,975	1,283
Interest income, net	253	807	115
Income before income tax expense	39,789	9,782	1,398
Income tax expense	-	-	-
Net income	39,789	9,782	1,398

Condensed Statement of Cash Flow

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Net cash used in operating activities	(24,691)	(8,458)	(1,210)

Net cash used in investing activities	-	(40,560)	(5,800)

Net cash provided by financing activities	38,520	43,644	6,241

Effect of exchange rate changes on cash and cash equivalents	483	(2,789)	(399)

Net increase/(decrease) in cash and cash equivalents	14,312	(8,163)	(1,168)
Cash and cash equivalents at the beginning of year	-	14,312	2,047
Cash and cash equivalents at the end of year	14,312	6,149	879